Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table sets forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

(in millions of dollars)	December 31, 2012	December 31, 2011
Assets:
Forward currency contracts	$1.2	$3.8
Liabilities:
Forward currency contracts	$0.8	$1.4